RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Assumptions (Details)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Foreign Plan | Pension Plan | Minimum
Assumptions used to calculate the net periodic cost
Discount rate (in hundredths)	1.50%	0.29%	0.07%
Average increase in compensation levels (in hundredths)	2.00%	2.00%	2.00%
Expected long-term return on assets (in hundredths)	3.25%	2.75%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	0.50%	0.30%	0.10%
Assumptions used to calculate the benefit obligation
Discount rate (in hundredths)	1.78%	1.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.00%	2.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	0.50%	0.50%
Foreign Plan | Pension Plan | Maximum
Assumptions used to calculate the net periodic cost
Discount rate (in hundredths)	4.77%	1.76%	1.54%
Average increase in compensation levels (in hundredths)	3.25%	3.50%	3.00%
Expected long-term return on assets (in hundredths)	5.50%	5.50%	5.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	2.10%	0.50%	0.50%
Assumptions used to calculate the benefit obligation
Discount rate (in hundredths)	5.63%	4.77%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.25%	3.25%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	1.80%	2.10%
UNITED STATES | Pension Plan
Assumptions used to calculate the net periodic cost
Discount rate (in hundredths)	6.00%	2.75%	2.75%
Expected long-term return on assets (in hundredths)	5.00%	5.00%	7.00%
Assumptions used to calculate the benefit obligation
Discount rate (in hundredths)	6.50%	6.00%
UNITED STATES | Post-Retirement Benefit Plan
Assumptions used to calculate the net periodic cost
Discount rate (in hundredths)	6.00%	2.75%	2.50%
Expected long-term return on assets (in hundredths)	5.00%	5.00%	7.00%
Assumptions used to calculate the benefit obligation
Discount rate (in hundredths)	6.60%	6.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	6.50%	7.00%	6.00%	6.25%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.75%	4.75%	4.50%	4.50%
Medical cost trend rate decreases to ultimate rate in year	2029	2029	2027	2029